Commitments and Contingencies - Additional Information - Legal Proceedings and Claims - Damen Shipyard Group (Details) - Petrojarl I FPSO - USD ($) $ in Millions	1 Months Ended
	Dec. 31, 2014	Jun. 30, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Expected cost of project	$ 380.0
Operating lease arrangement period, lessor	5 years
Payment made towards commitments		$ 285.7
Purchase obligation due in 2017		94.3
Teekay Offshore
Loss Contingencies [Line Items]
Purchase price of acquisition	$ 57.0
Secured short-term loan refinanced with long-term debt facility		171.2
Amount of escrow account placed		$ 60.0	$ 60.0